Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Summary of trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2024	2023
	£ 000	£ 000
Trade payables	5,444	3,726
Accrued expenses	7,354	12,146
Amounts due to related parties	1,900	—
Social security and other taxes	879	981
Outstanding defined contribution pension costs	8	15
	15,585	16,868

Amounts falling due after more than one year:

	December 31,	December 31,
	2024	2023
	£ 000	£ 000
Deferred fees and charges	3,991	3,922